Long-Term Debt - Narrative (Details)	3 Months Ended	12 Months Ended
	Mar. 24, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Jun. 27, 2019 CAD ($)	Dec. 31, 2018 GBP (£)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 21,453,000,000	$ 20,982,000,000
Repayments of borrowings		397,000,000	0	$ 0
Letters of credit and guarantees outstanding		489,000,000	468,000,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		21,560,000,000	21,090,000,000
Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum credit facility		4,958,000,000
Term Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum credit facility		6,738,000,000
Demand credit facility
Disclosure of detailed information about borrowings [line items]
Maximum credit facility		100,000,000					£ 5,000,000		£ 5,000,000		£ 15,000,000
Non-Revolving Term Credit Facility Maturing February 2022
Disclosure of detailed information about borrowings [line items]
Maximum credit facility		1,000,000,000
Revolving syndicated credit facility maturing June 2022
Disclosure of detailed information about borrowings [line items]
Maximum credit facility		2,425,000,000
Non-revolving term credit facility maturing June 2022
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	$ 2,725,000,000	3,088,000,000	3,250,000,000							$ 3,250,000,000
Credit facility annual amortization due					$ 162,500,000
Repayments of borrowings	$ 362,500,000	162,500,000
Non-revolving term credit facility maturing February 2023
Disclosure of detailed information about borrowings [line items]
Maximum credit facility		2,650,000,000	2,650,000,000
Revolving syndicated credit facility maturing June 2023
Disclosure of detailed information about borrowings [line items]
Maximum credit facility		2,425,000,000	2,425,000,000
Non-revolving term credit facility maturing February 2021
Disclosure of detailed information about borrowings [line items]
Maximum credit facility		750,000,000
Non-revolving term credit facility maturing May 2020
Disclosure of detailed information about borrowings [line items]
Repayments of lines of credit			1,800,000,000
Non-revolving term credit facility maturing October 2020
Disclosure of detailed information about borrowings [line items]
Maximum credit facility			2,200,000,000
Revolving syndicated credit facility maturing June 2019
Disclosure of detailed information about borrowings [line items]
Maximum credit facility			330,000,000
Revolving syndicated credit facility maturing June 2021 to June 2023
Disclosure of detailed information about borrowings [line items]
Maximum credit facility			2,095,000,000
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Maximum credit facility		2,500,000,000
Borrowings		544,000,000				$ 426,000,000		$ 254,000,000
Commercial Paper | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 544,000,000	$ 329,000,000
Credit facilities and commercial paper | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.10%	2.50%			1.10%	1.10%	2.50%	2.50%
Long-term debt | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 16,746,000,000	$ 15,102,000,000
Long-term debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.50%	4.00%			3.50%	3.50%	4.00%	4.00%
1.45% debentures due November 16, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 500,000,000
Borrowings, interest rate		1.45%				1.45%	1.45%
1.45% debentures due November 16, 2023 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 500,000,000	$ 0
2.50% debentures due January 17, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 300,000,000
Borrowings, interest rate		2.50%				2.50%	2.50%
2.50% debentures due January 17, 2028 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 300,000,000	0
Medium-Term Borrowings Expiring August 2021
Disclosure of detailed information about borrowings [line items]
Base shelf prospectus borrowings, available		2,200,000,000
Base shell prospectus borrowings, authorized		3,000,000,000
2.89% debentures due August 14, 2020
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 1,000,000,000
Borrowings, interest rate		2.89%				2.89%	2.89%
2.89% debentures due August 14, 2020 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0	1,000,000,000
2.05% debentures due June 1, 2020
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 900,000,000
Borrowings, interest rate		2.05%				2.05%	2.05%
2.05% debentures due June 1, 2020 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0	900,000,000
2.60% debentures due December 3, 2019
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings			$ 500,000,000
Borrowings, interest rate			2.60%					2.60%	2.60%
3.05% debentures due June 19, 2019
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings			$ 500,000,000
Borrowings, interest rate			3.05%					3.05%	3.05%
2.05% due July 15, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 600,000,000
Borrowings, interest rate		2.05%				2.05%	2.05%
2.05% due July 15, 2025 (US$600 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 765,000,000	$ 0
2.95% due July 15, 2030 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 500,000,000
Borrowings, interest rate		2.95%				2.95%	2.95%
2.95% due July 15, 2030 (US$500 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 638,000,000	$ 0
US dollar denominated debt, unsecured
Disclosure of detailed information about borrowings [line items]
Base shelf prospectus borrowings, available						$ 1,900,000,000
Base shell prospectus borrowings, authorized						$ 3,000,000,000